Basis of Presentation and Significant Accounting Policies (Details) - shares	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Notes to Financial Statements
Weighted average number of common shares outstanding - basic	718,803,900	401,283,532
Plus: Potentially dilutive common shares:
Stock options and warrants	2,992,500
Weighted average number of common shares outstanding - fully diluted	721,796,400	402,283,532